Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Esimated Future Minimum Rental Income
As of December 31, 2015, future minimum payments to be received related to these agreements were estimated to be:

Millions of Dollars*

2016	$319.3
2017	320.5
2018	301.7
2019	271.1
2020	267.3
2021 and thereafter	1,029.5
Total	$2,509.4

*Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.

Schedule of Future Minimum Payments for Operating Leases
The future minimum lease payments as of December 31, 2015, for the operating lease obligation were:

Millions of Dollars

2016	$1.9
2017	1.9
2018	1.9
2019	1.9
2020	1.9
Remaining years	64.1
Total minimum lease payments	$73.6